Derivative liability (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Derivative Liability [Abstract]
Balance, beginning			$ 4,752,875	$ 3,655,690	$ 3,655,690
Warrants issued			0		8,935,289
Warrants exercised			(607,133)		(131,053)
Changes in fair value of derivative liabilities	$ (8,546,219)	$ (1,860,027)	5,520,391	$ (3,026,054)	(7,707,051)
Balance, ending	$ 9,666,133		$ 9,666,133		$ 4,752,875